FAIR VALUE MEASUREMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives instruments	$ (7)	$ (159)
Total liabilities	(7)	(159)
Fair Value Inputs Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives instruments	(7)	(159)
Total liabilities	$ (7)	$ (159)